Summary of Significant Accounting Policies (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012		Jun. 30, 2015
Revenue Recognition (Numeric) [Abstract]
Accounts receivable		$ 186					$ 241
PPL Energy Supply LLC [Member]
Revenue Recognition (Numeric) [Abstract]
Costs in excess of billings on uncompleted contracts or programs		20		$ 14
Billings in excess of cost		41		75
Accounts receivable		186		233
Restricted cash and cash equivalents		193		85
Interest costs, capitalized during the period		$ 23		37	$ 47
Asset Impairment (Excluding Investments) (Numeric) [Abstract]
Percentage in excess of gains and losses equal to the plan's projected benefit obligation to use accelerated amortization		30.00%
Minimum percentage of gains and losses under the accelerated method that are amortized on a straight line basis		10.00%
Maximum percentage of gains and losses under the accelerated that are amortized on a straight line basis		30.00%
Income Taxes [Abstract]
Intercompany tax receivables (payables)		$ 105		44
Minimum percentage to be attained of likelihood of uncertain tax position being realized		50.00%
Fuel, materials and supplies on the Balance Sheet		$ 455		358
PPL Energy Supply LLC [Member] | Margin Deposits Posted To Counterparties [Member]
Revenue Recognition (Numeric) [Abstract]
Restricted cash and cash equivalents		175		67
PPL Energy Supply LLC [Member] | Ironwood Debt Service Reserves [Member]
Revenue Recognition (Numeric) [Abstract]
Restricted cash and cash equivalents		17		17
PPL Energy Supply LLC [Member] | Other Restricted Cash [Member]
Revenue Recognition (Numeric) [Abstract]
Restricted cash and cash equivalents		1		1
PPL Energy Supply LLC [Member] | Fuel [Member]
Income Taxes [Abstract]
Fuel, materials and supplies on the Balance Sheet		243		163
PPL Energy Supply LLC [Member] | Natural Gas Stored Underground [Member]
Income Taxes [Abstract]
Fuel, materials and supplies on the Balance Sheet		7		2
PPL Energy Supply LLC [Member] | Material And Supplies [Member]
Income Taxes [Abstract]
Fuel, materials and supplies on the Balance Sheet		$ 205		$ 193
PPL Energy Supply LLC [Member] | Nonregulated Property Plant And Equipment Generation [Member]
Depreciation (Details) [Abstract]
Weighted-average rates		3.28%		3.10%
PPL Energy Supply LLC [Member] | Nonregulated Property Plant And Equipment Generation [Member] | Brunner Island And Montour Plants [Member]
Asset Impairment (Excluding Investments) (Numeric) [Abstract]
Carrying value of utility plants		$ 2,600
PPL Energy Supply LLC [Member] | Nonregulated Property Plant And Equipment Generation [Member] | Brunner Island Plant [Member]
Asset Impairment (Excluding Investments) (Numeric) [Abstract]
Carrying value of utility plants		1,400
PPL Energy Supply LLC [Member] | Nonregulated Property Plant And Equipment Generation [Member] | Montour Plant [Member]
Asset Impairment (Excluding Investments) (Numeric) [Abstract]
Carrying value of utility plants		1,200
PPL Energy Supply LLC [Member] | Allowance For Doubtful Accounts [Member]
Revenue Recognition (Numeric) [Abstract]
Balance at beginning of period		21		$ 23	15
Additions charged to income		0		1	12	[1]
Additions charged to other accounts		0		0	0
Deductions	[2]	19	[1]	3	4
Balance at end of period		2		21	23
PPL Energy Supply LLC [Member] | Accounts Receivable [Member]
Revenue Recognition (Numeric) [Abstract]
Accounts receivable		336		$ 294	$ 313
PPL Energy Supply LLC [Member] | Energy Related Businesses Adjustment 2014 [Member]
Revenue Recognition (Numeric) [Abstract]
Out of period adjustment amount, pre-tax		17
Out of period adjustment amount, after-tax		$ 10

[1]	In 2011, a wholesale customer, SMGT, filed for bankruptcy protection under Chapter 11 of the U.S. Bankruptcy code. In 2012, PPL EnergyPlus recorded an additional allowance for unpaid amounts under the long-term power contract and the U.S. Bankruptcy Court for the District of Montana approved a request to terminate the contract. In 2014, PPL EnergyPlus received an insignificant amount of cash, settling the outstanding administrative claim and therefore, the related reserve balance was offset against the accounts receivable balance.
[2]	Primarily related to uncollectible accounts written off.